Carbon Credits	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Carbon Credit [Line Items]
Carbon credits

5.       Carbon credits

Between October 17, 2024 and October 28, 2024, Devv Holdings entered into multiple agreements to acquire carbon credits in return for shares of the Company once the De-SPAC Transaction was completed. On November 6, 2024, concurrent with the completion of the business combination, the Company issued 324,987 common shares in consideration for these agreements. The fair value of the shares issued was $1,982,424.

Stop-loss provision

All of the agreements contain adjustment clauses whereby if the Company’s share price falls below the respective purchase prices outlined in the agreements, in the 12 to 18 months following the agreements, the Company is obligated to issue additional shares to cover the shortfall. The Company has assessed that the potential liability associated with the stop-loss provision for carbon credits received as of January 31, 2026 is $1,114,575, based on the closing market price of the Company’s shares on that date.

Deposit on carbon credits

Consideration paid of $371,403 related to the future delivery of carbon credits is recorded as a deposit on carbon credits, of which $271,403 relate to a contract containing a stop-loss provision. The stop-loss provision related to these contracts has not been recognized. As there is not yet certainty to the delivery of the credits, the obligation to issue additional shares is not probable as at January 31, 2026.

Retirement of carbon credits

On June 20, 2025, the Company entered into an agreement to purchase 16,500 carbon credits from a vendor at a unit price of $6.06, for a total purchase consideration of $100,000. Under the terms of the agreement, the vendor is required to retire 50% of the credits on behalf of the Company within five (5) days of payment confirmation, and transfer the remainder to the Company. As of January 31, 2026, full consideration of $100,000 has been paid. On August 14, 2025, the vendor retired 50% of the purchased credits (8,250 credits) on behalf of the Company to offset the Company’s carbon footprints. Accordingly, an environmental expense of $50,000 has been recorded during the six months ended January 31, 2026. The remaining 8,250 carbon credits have been fully delivered to the Company on January 21, 2026.

Impairment of carbon credits

During the six months ended January 31, 2026, the Company identified indicators that the NRV of certain carbon credits had declined below their carrying values due to changes in market pricing. As a result, the Company wrote down the affected carbon credits to their NRV. The impairment recognized during the six months ended January 31, 2026 amounted to $12,968.

The impairment was recognized as impairment of carbon credits in the consolidated statements of operations and comprehensive loss. The write-down establishes a new cost basis for the impaired carbon credits, which will not be subsequently reversed in future periods, even if market prices recover, in accordance with US GAAP.

5.      Carbon credits

Between October 17, 2024 and October 28, 2024, Devv Holdings entered into multiple agreements to acquire carbon credits in return for shares of the Company once the De-SPAC Transaction was completed. On November 6, 2024, concurrent with the completion of the business combination, the Company issued 324,987 common shares in consideration for these agreements. The fair value of the shares issued was $1,982,424.

Stop-loss provision

All of the agreements contain adjustment clauses whereby if the Company’s share price falls below the respective purchase prices outlined in the agreements, in the next 12 to 18 months, the Company is obligated to issue additional shares to cover the shortfall. The Company has assessed that the potential liability associated with the stop-loss provision for carbon credits received as of July 31, 2025 is $1,065,235.

Deposit on carbon credits

Consideration paid of $421,403 related to the future delivery of carbon credits is recorded as a deposit on carbon credits, of which $271,403 relate to a contract containing a stop-loss provision. The stop-loss provision related to these contracts has not been recognized. As there is not yet certainty to the delivery of the credits, the obligation to issue additional shares is not probable as at July 31, 2025.

Impairment of carbon credits

The Company is currently in dispute with one of the vendors for which 108,000 shares with a fair value of $658,800 was issued. At the date of these financial statements, the vendor has not delivered the carbon credits which are due under the contract and the Company has issued a demand letter to the vendor. Management has assessed that it is improbable that these carbon credits will be received and has recorded an impairment charge of $658,800 during the year ended July 31, 2025. The stop-loss provision related to this contract has not been recognized. As the vendor is in breach of the contract, the obligation to issue additional shares is not probable as at July 31, 2025.

One of the agreements provided for the vendor to return the consideration shares received for cancellation in return for the carbon credits if a registration statement does not become effective within 45 days of the closing of the purchase agreement. As this deadline was not met, the vendor has triggered this clause under the agreement and returned

90,000 shares with a fair value of $549,000 issued under the contract in exchange for the carbon credits that were transferred to the Company. During the year ended July 31, 2025, as a result of the probability of the carbon credits being returned to the vendor, the Company recorded an impairment charge of $548,982. As the agreement for the purchase of carbon credit was cancelled, the stop-loss provision related to this contract has not been recognized.

During the year ended July 31, 2025, the Company also entered into an agreement with one of the vendors to cancel the agreement to purchase carbon credits, in return for the cancellation of 65,000 consideration shares previously issued by the Company. The carbon credits underlying the agreement had not been received. Upon cancellation, the Company recognized a reversal of $396,500 of deposit on carbon credit purchase, with a corresponding impact on additional paid-in capital for the return of shares. As the agreement for the purchase of carbon credit was cancelled, the stop-loss provision related to this contract has not been recognized.

As of July 31, 2025, the Company assessed its carbon credits on hand and determined that certain carbon credits have a lower net realizable value than cost, and accordingly recognized $16,278 in impairment.